Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements
4.	Fair Value Measurements

The following tables set forth the fair value of financial assets and liabilities as of December 31, 2018 and September 30, 2019 that were measured at fair value on a recurring basis (in thousands):

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial assets
Money market funds	$45,998	$—	$—	$45,998
Commercial paper	—	16,887	—	16,887
U.S. government debt and agency securities	—	85,623	—	85,623
Corporate bonds	—	7,478	—	7,478

Total financial assets	$45,998	$109,988	$—	$155,986

Financial liabilities
Convertible preferred stock warrant liability	$—	$—	$336	$336

Total financial liabilities	$—	$—	$336	$336

	September 30, 2019
	Level 1	Level 2	Level 3	Total
	(unaudited)
Financial assets
Money market funds	$86,374	$—	$—	$86,374
Commercial paper	—	136,842	—	136,842
U.S. government debt and agency securities	—	419,011	—	419,011
Corporate bonds	—	77,940	—	77,940

Total financial assets	$86,374	$633,793	$—	$720,167

Level 1 securities include highly liquid money market funds, which we measure the fair value based on quoted prices in active markets for identical assets or liabilities. Level 2 securities consist of U.S. government debt securities, U.S. government agency securities, commercial paper and corporate bonds, and are valued based on recent trades of securities in inactive markets or based on quoted market prices of similar instruments and other significant inputs derived from or corroborated by observable market data.

Level 3 liabilities that were measured at fair value on a recurring basis consisted of a convertible preferred stock warrant liability. During the nine months ended September 30, 2019 and prior to the completion of our initial public offering on July 1, 2019, we recognized $2.3 million of expense related to the revaluation of the convertible preferred stock warrant liability in the interest and other income, net line item on our unaudited condensed statements of operations. Immediately prior to the completion of our initial public offering, the convertible preferred stock warrant liability converted to a common stock warrant and the financial liability was reclassified to the additional paid-in capital line item on our unaudited condensed balance sheet, thereby concluding the need for revaluation.

4.	Fair Value Measurements

The following table sets forth the fair value of financial assets and liabilities that were measured at fair value on a recurring basis (in thousands):

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Financial assets
Money market funds	$68,034	$—	$—	$68,034
Commercial paper	—	22,360	—	22,360
U.S. government and agency securities	—	83,717	—	83,717
Corporate bonds	—	21,264	—	21,264

Total financial assets	$68,034	$127,341	$—	$195,375

Financial liabilities
Convertible preferred stock warrant liability	$—	$—	$342	$342

Total financial liabilities	$—	$—	$342	$342

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial assets
Money market funds	$45,998	$—	$—	$45,998
Commercial paper	—	16,887	—	16,887
U.S. government and agency securities	—	85,623	—	85,623
Corporate bonds	—	7,478	—	7,478

Total financial assets	$45,998	$109,988	$—	$155,986

Financial liabilities
Convertible preferred stock warrant liability	$—	$—	$336	$336

Total financial liabilities	$—	$—	$336	$336

Level 1 securities include highly liquid money market funds, which we measure the fair value based on quoted prices in active markets for identical assets or liabilities. Level 2 securities consist of U.S. government debt securities, U.S. government agency bonds, commercial paper and corporate bonds, and are valued based on recent trades of securities in inactive markets or based on quoted market prices of similar instruments and other significant inputs derived from or corroborated by observable market data. Level 3 liabilities that are measured at fair value on a recurring basis consist of a convertible preferred stock warrant liability.

The fair value of the convertible preferred stock warrant liability is estimated using the Black-Scholes option-pricing model. Certain inputs were utilized in the option-pricing model as follows:

	December 31, 2017	December 31, 2018
Fair value estimate	$7.67	$8.27
Expected term (in years)	3.31	2.31
Risk-free interest rate	2.0%	2.5%
Expected volatility	61.5%	55.3%
Expected dividend yield	—	—